SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($)		6 Months Ended
		Jun. 30, 2023		Jun. 30, 2022
Net loss attributable to the Company		$ (1,809,030)	[1]	$ (2,000,555)
Weighted Average Number of Shares Outstanding, Basic		1,638,052	[1]	1,583,843
Weighted Average Number of Shares Outstanding, Diluted		1,638,052	[1]	1,583,843
Basic	[2]	$ (1.10)		$ (1.26)
Diluted	[2]	$ (1.10)		$ (1.26)
Net loss attributable to the Company		$ (1,790,303)	[1]	$ (1,808,675)
Basic	[2]	$ (1.09)		$ (1.14)
Diluted	[2]	$ (1.09)		$ (1.14)
Net loss attributable to the Company		$ (18,727)	[1]	$ (191,880)
Basic		$ (0.01)	[1]	$ (0.12)
Diluted		$ (0.01)	[1]	$ (0.12)
Continuing Operations [Member]
Weighted Average Number of Shares Outstanding, Basic		1,638,052	[1]	1,583,843
Weighted Average Number of Shares Outstanding, Diluted		1,638,052	[1]	1,583,843
Discontinued Operations [Member]
Weighted Average Number of Shares Outstanding, Basic		1,638,052	[1]	1,583,843
Weighted Average Number of Shares Outstanding, Diluted		1,638,052	[1]	1,583,843
Net loss attributable to the Company		$ (18,727)		$ (191,880)

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.
[2]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.